Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-3572 - PremierSolutions State of Connecticut

Supplement dated September 22, 2026 to Prospectus dated May 1, 2026

Effective immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•Hartford Balanced HLS Fund - Class IA
•Hartford Capital Appreciation HLS Fund - Class IA
•Hartford Dividend and Growth HLS Fund - Class IA
•Hartford MidCap HLS Fund - Class IA
•Hartford Small Company HLS Fund - Class IA
•Hartford Stock HLS Fund - Class IA
•Hartford Total Return Bond HLS Fund - Class IA

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-38